Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of reporting on operating segments
	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2022
Revenues	$102,598	26,741	129,339
Gross profit	$44,369	2,334	46,703
Unallocated corporate expenses			(42,171)
Finance income, net			(6,791)

Income before taxes on income			(2,259)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance income, net			(1,189)

Income before taxes on income			$(1,885)

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand

Year Ended December 31, 2020
Revenues	$100,916	$32,330	$133,246
Gross profit	$43,166	$4,386	$47,552
Unallocated corporate expenses			(28,315)
Finance expense, net			(672)

Loss before taxes on income			$18,565